Pre-Opening Expenses	12 Months Ended
Dec. 31, 2012
Pre-Opening Expenses

11. PRE-OPENING EXPENSES

The Group expenses all costs incurred in connection with start-up activities, including pre-operating costs associated with new hotel facilities and costs incurred with the formation of the subsidiaries, such as organization costs. Pre-opening expenses primarily include rental expenses and employee costs incurred during the hotel pre-opening period.

	Year Ended December 31,
	2010	2011	2012
Rents	88,177	153,229	191,538
Personnel cost	5,214	13,273	15,488
Others	17,819	17,796	23,664

Total	111,210	184,298	230,690